Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated September 14, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•ClearBridge Small Cap Growth Fund - Class A
•Franklin Small Cap Value Fund - Class A
•JPMorgan Core Bond Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•Lord Abbett Dividend Growth Fund - Class A
•MFS® Growth Fund - Class R3
•The Hartford Balanced Income Fund - Class R4
•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Equity Income Fund - Class R4
•The Hartford Inflation Plus Fund - Class R4
•The Hartford International Opportunities Fund - Class R4
•The Hartford Midcap Fund - Class R4
•Virtus Ceredex Small-Cap Value Equity Fund - Class A

Effective immediately, the current expense for BNY Mellon Smallcap Stock Index Fund – Investor Shares is updated to 0.50%. Accordingly, information for BNY Mellon Smallcap Stock Index Fund – Investor Shares found in the table of funds in the "Appendix A - General Account Options and Underlying Funds" section of the above-referenced product Prospectus is updated as follows (all other information in the table of funds remains unchanged):

2026-PROSUPP-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-27